Inventories, Net	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, net

(7) Inventories, net

Inventories, net consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Raw material	-	3,290
Goods in transit	-	99
Finished Goods	-	436,327
Ginseng	-	1,969,881
Inventory write-down	-	(183)
Total	-	2,409,414

For the fiscal years ended June 30, 2025 and 2026, the Group recognized inventories write-down of nil and RMB57 in cost of revenue, respectively. The Group maintains an allowance for inventory obsolescence to reflect losses for slow-moving, obsolete or excess inventories. Inventories are reviewed periodically, and write-downs are recorded within cost of goods sold when carrying value exceeds estimated net realizable value. When impaired inventories are subsequently sold or scrapped, the related allowance is utilized to reduce the gross carrying amount of such inventories.

The movement of allowance for inventory obsolescence for the year is as follows:

	Raw material	Goods in transit	Contract fulfillments costs	Finished Goods	Ginseng	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Opening allowance, beginning of year	-	-	-	-	-	-
Business combination	126	-	-	-	-	126
Inventory write-down recognized in COGS	-	-	-	57	-	57
Closing allowance, end of year	126	-	-	57	-	183